Organization (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Company's Subsidiaries, VIE and Subsidiaries of VIE

As of December 31, 2018, the Company’s subsidiaries and VIEs are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
QD Data Limited (“Qudian HK”)	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technology Limited (“Qudian BVI”)	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Ganzhou) Information Technology Co., Ltd. (“Qufenqi Ganzhou”)	September 5, 2016	PRC	100%	Investment holding, research and development
Qudian Inc. Equity Incentive Trust (“Share Based Payment Trust”)	December 30, 2016	HK	Nil	Employee benefits
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Financial Lease Ltd. (“Xiamen Financial Lease”)	April 21, 2017	PRC	100%	Financial lease
Tianjin Qudian Financial Lease Co., Ltd. (“Tianjin Financial Lease”)	January 19, 2018	PRC	100%	Financial lease
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service

VIEs
Beijing Happy Time Technology Development Co., Ltd. (“Beijing Happy Time”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Ganzhou Qudian Technology Co., Ltd. (“Ganzhou Qudian”)	November 25, 2016	PRC	Nil	Technology development and service, sale of products
Hunan Qudian Technology Development Co., Ltd. (“Hunan Qudian”)	November 2, 2016	PRC	Nil	Technology development and service, sale of products
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	Nil	Technology development and service, sale of products
Xiamen Weipujia Technology Co., Ltd. (“Xiamen Weipujia”)	June 6, 2018	PRC	Nil	Household service

Schedule of Financial Statements Information of VIEs	The table sets forth the assets and liabilities of the VIEs included in the Company’s consolidated balance sheets:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Short-term loan principal and financing service fee receivables	8,758,544,694	8,417,821,413	1,224,321,345
Other current assets	5,801,157,313	3,472,629,937	505,073,078
Total current assets	14,559,702,007	11,890,451,350	1,729,394,423
Total non-current assets	165,191,933	1,066,321,556	155,090,038
Total assets	14,724,893,940	12,956,772,906	1,884,484,461
Total current liabilities	9,403,402,527	5,045,698,262	733,866,376
Total non-current liabilities	510,023,905	413,400,000	60,126,536
Total liabilities	9,913,426,432	5,459,098,262	793,992,912

The following table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive income:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues	1,442,846,339	4,749,249,922	5,112,097,579	743,523,755
Net income	650,872,408	2,222,086,399	2,558,375,744	372,100,319

1.Organization - continued

The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash provided by operating activities	793,604,997	2,587,050,255	3,375,764,483	490,984,580
Net cash used in investing activities	(3,598,136,678)	(4,295,677,821)	(1,789,268,184)	(260,238,264)
Net cash (used in)/provided by financing activities	3,380,179,509	5,251,615,220	(4,568,154,072)	(664,410,453)